NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2019
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Participating non-controlling interests - in operating subsidiaries	$8,226	$8,129
General partnership interest in a holding subsidiary held by Brookfield	65	66
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	3,166	3,252
Preferred equity	591	568
	$12,048	$12,015

On February 24, 2019, Brookfield Renewable completed the sale of an additional 25% non-controlling, indirect interest in a portfolio of select Canadian hydroelectric assets to a consortium of buyers. This sale was for the same price as our initial 25% non-controlling interest sale of this portfolio disclosed in Note 31 of our 2018 annual consolidated financial statements, subject to an adjustment for dividend recapitalization completed in the fourth quarter of 2018. Cash consideration of C$331 million was received from the non-controlling shareholders on February 28, 2019. Upon completion of the sale, Brookfield Renewable recognized a $4 million gain directly in equity.
Subsequent to completion of the sale, Brookfield Renewable has continued to control and operate the assets and maintains a 50% economic interest in the portfolio.
Participating non-controlling interests -in operating subsidiaries
The net change in participating non-controlling interests - in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non- controlling interests	Other	Total
As at December 31, 2017	$850	$1,682	$1,852	$—	$—	$134	$1,701	$9	$70	$6,298
Net income	1	9	86	—	4	14	174	1	8	297
OCI	66	298	805	—	(11)	(18)	504	5	58	1,707
Capital contributions	—	9	5	—	293	—	—	—	—	307
Acquisition	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(276)	—	—	(6)	(167)	—	(6)	(553)
Other	—	12	(3)	—	(10)	—	—	—	53	52
As at December 31, 2018	$900	$1,929	$2,469	$—	$276	$124	$2,212	$15	$204	$8,129
Net income (loss)	8	4	44	1	14	14	81	—	2	168
OCI	2	13	46	—	12	—	27	—	(15)	85
Capital contributions	—	—	2	20	277	—	—	—	(1)	298
Acquisition	—	—	(21)	—	—	—	—	—	21	—
Disposal	—	—	—	—	—	—	—	—	(53)	(53)
Distributions	(7)	(54)	(171)	—	(1)	(11)	(139)	(1)	(12)	(396)
Other	—	—	—	—	(4)	—	(1)	—	—	(5)
As at June 30, 2019	$903	$1,892	$2,369	$21	$574	$127	$2,180	$14	$146	$8,226
Interests held by third parties	75-80%	43-60%	23-71%	71%	50%	25%	53%	0.5%	20-50%
General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.
As at June 30, 2019, general partnership units, and Redeemable/Exchangeable partnership units outstanding were 2,651,506 (December 31, 2018: 2,651,506) and 129,658,623 (December 31, 2018: 129,658,623), respectively.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$3
Incentive distribution	12	9	25	20
	$13	$11	$28	$23
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	$67	$64	$135	$128
	$80	$75	$163	$151

Preferred equity
Brookfield Renewable`s preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
(MILLIONS EXCEPT AS NOTED)
				2019	2018	Jun 30, 2019	Dec 31, 2018
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$104	$100
Series 2 (C$113)(1)	4.51	4.27	Apr 2020	2	2	86	83
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	190	182
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	78	75
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	133	128
	31.04			$13	$13	$591	$568

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2019, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2019, the TSX accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to July 8, 2020, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during the six months ended June 30, 2019.